Loans and Allowance for Credit Losses - Commercial Real Estate Loans by Property Type and Geography Excluding Covered Loans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Real Estate Activity [Line Items]
Commercial real estate	$ 36,953	$ 35,851
Percentage of allocation for loans receivable commercial real estate	100.00%	100.00%
Business owner occupied [Member]
Real Estate Activity [Line Items]
Commercial real estate	11,405	11,756
Percentage of allocation for loans receivable commercial real estate	30.90%	32.80%
Industrial Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,586	1,561
Percentage of allocation for loans receivable commercial real estate	4.30%	4.40%
Office Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	4,833	4,590
Percentage of allocation for loans receivable commercial real estate	13.10%	12.80%
Retail Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	4,537	4,402
Percentage of allocation for loans receivable commercial real estate	12.30%	12.30%
Other Commercial property [Member]
Real Estate Activity [Line Items]
Commercial real estate	3,735	3,632
Percentage of allocation for loans receivable commercial real estate	10.10%	10.10%
Homebuilders Condominiums [Member]
Real Estate Activity [Line Items]
Commercial real estate	146	283
Percentage of allocation for loans receivable commercial real estate	0.40%	0.80%
Homebuilders Other residential [Member]
Real Estate Activity [Line Items]
Commercial real estate	996	988
Percentage of allocation for loans receivable commercial real estate	2.70%	2.80%
Multi-family [Member]
Real Estate Activity [Line Items]
Commercial real estate	6,857	6,293
Percentage of allocation for loans receivable commercial real estate	18.50%	17.50%
Hotel/motel [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,569	2,041
Percentage of allocation for loans receivable commercial real estate	6.90%	5.70%
Health care facilities [Member]
Real Estate Activity [Line Items]
Commercial real estate	289	305
Percentage of allocation for loans receivable commercial real estate	0.80%	0.80%
California [Member]
Real Estate Activity [Line Items]
Commercial real estate	8,039	7,634
Percentage of allocation for loans receivable commercial real estate	21.80%	21.30%
Colorado [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,644	1,569
Percentage of allocation for loans receivable commercial real estate	4.50%	4.40%
Illinois [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,555	1,411
Percentage of allocation for loans receivable commercial real estate	4.20%	3.90%
Minnesota [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,958	1,891
Percentage of allocation for loans receivable commercial real estate	5.30%	5.30%
Missouri [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,560	1,599
Percentage of allocation for loans receivable commercial real estate	4.20%	4.40%
Ohio [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,512	1,436
Percentage of allocation for loans receivable commercial real estate	4.10%	4.00%
Oregon [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,921	1,961
Percentage of allocation for loans receivable commercial real estate	5.20%	5.50%
Washington [Member]
Real Estate Activity [Line Items]
Commercial real estate	3,586	3,540
Percentage of allocation for loans receivable commercial real estate	9.70%	9.90%
Wisconsin [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,011	1,892
Percentage of allocation for loans receivable commercial real estate	5.40%	5.30%
Iowa, Kansas, Nebraska, North Dakota, South Dakota [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,349	2,295
Percentage of allocation for loans receivable commercial real estate	6.40%	6.40%
Arkansas, Indiana, Kentucky, Tennessee [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,886	1,736
Percentage of allocation for loans receivable commercial real estate	5.10%	4.80%
Idaho, Montana, Wyoming [Member]
Real Estate Activity [Line Items]
Commercial real estate	1,156	1,183
Percentage of allocation for loans receivable commercial real estate	3.10%	3.30%
Arizona, Nevada, New Mexico, Utah [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,958	3,189
Percentage of allocation for loans receivable commercial real estate	8.00%	8.90%
Total Banking Region [Member]
Real Estate Activity [Line Items]
Commercial real estate	32,135	31,336
Percentage of allocation for loans receivable commercial real estate	87.00%	87.40%
Florida, Michigan, New York, Pennsylvania, Texas [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,405	2,470
Percentage of allocation for loans receivable commercial real estate	6.50%	6.90%
All Other States [Member]
Real Estate Activity [Line Items]
Commercial real estate	2,413	2,045
Percentage of allocation for loans receivable commercial real estate	6.50%	5.70%
Outside the Company's banking region [Member]
Real Estate Activity [Line Items]
Commercial real estate	$ 4,818	$ 4,515
Percentage of allocation for loans receivable commercial real estate	13.00%	12.60%